Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Trade and other payables [abstract]
Accounts payable	$ 27,765	$ 8,055
Accrued liabilities	12,484	9,752
Sales tax payable	7,002	4,343
Total	$ 47,251	$ 22,150